PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details Narrative)	Dec. 31, 2025 USD ($)
Choco Up Group Holdings Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party transaction amounts receivable	$ 2,000,000